INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES, NET
Schedule of inventories
	As of December 31,
	2012	2013

Merchandise available for sale	$6,642	$7,550
Less: inventories provision for slow-moving and obsolescence	(889)	(469)
Total inventories, net	$5,753	$7,081